Offerings - Offering: 1	Apr. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	933,491
Proposed Maximum Offering Price per Unit	4.29
Maximum Aggregate Offering Price	$ 4,004,676.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 553.05
Offering Note	(1) Represents 933,491 shares of Class A common stock reserved for issuance under Skillsoft Corp.'s 2020 Omnibus Incentive Plan, as amended by the First Amendment thereto (as amended, the "2020 Plan"). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act") there are also registered hereunder such indeterminate number of additional shares as may become available for issuance pursuant to the 2020 Plan as a result of the antidilution or other adjustment provisions contained therein, including stock splits, stock dividends, and other similar transactions. (2) Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act, based upon the average of the high and low prices of shares of the registrant's Class A common stock on April 2, 2026, as reported on the New York Stock Exchange.